INCOME TAXES (Details - Uncertain tax positions) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Uncertain tax positions, beginning	$ 0	$ 106
Increase to tax positions taken during the current year	0	0
Decrease to tax positions taken during the prior year	0	(106)
Uncertain tax positions, ending	$ 0	$ 0